Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7098
(215) 564-8000

September 20, 2012

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: James O'Connor

RE:	Voyageur Mutual Funds III (the “Registrant”)
File Nos. 811-04547/002-95928

Dear Sir or Madam:

     Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the Item 2, 3 and 4 risk/return summary disclosure required by Form N-1A, which disclosure was included in the amended and restated prospectus relating to the Delaware Select Growth Fund, a series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on September 12, 2012 (Accession No. 0001206774-12-004010) pursuant to Rule 497(e) under the Securities Act of 1933.

     If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	Jerel A. Hopkins
Bruce G. Leto